Operating costs - Operating costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Expense by nature [line items]
Excise duties	£ 6,427	£ 6,269	£ 6,064
Cost of sales	4,866	4,634	4,680
Marketing	2,042	1,882	1,798
Other operating expenses	1,917	1,956	2,013
Operating expenses	15,252	14,741	14,555
Increase in inventories	(446)	(296)	(146)
Raw materials and consumables	3,007	3,052	2,813
Marketing	2,042	1,882	1,798
Other external charges	2,285	1,849	2,124
Staff costs	1,580	1,509	1,583
Depreciation, amortisation and impairment	374	493	361
Gains on disposal of properties	(5)	(9)	(7)
Net foreign exchange (gains)/losses	(7)	6	(16)
Other operating income	(5)	(14)	(19)
Great Britain
Expense by nature [line items]
Excise duties	898	853	774
United States
Expense by nature [line items]
Excise duties	587	548	558
India
Expense by nature [line items]
Excise duties	2,202	2,094	2,073
Other
Expense by nature [line items]
Excise duties	£ 2,740	£ 2,774	£ 2,659